LEASES - Lease term, Discount rate and Lessor (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
LEASES
Options to terminate, Operating lease	1 year	1 year
Options to terminate, Finance lease	1 year	1 year
Weighted average remaining lease term, years, Operating lease	3 years 10 months 24 days		3 years 7 months 6 days		3 years 10 months 24 days
Weighted average remaining lease term, years, Finance lease	5 years 7 months 6 days		6 years 9 months 18 days		5 years 7 months 6 days
Weighted average discount rate, Operating lease	11.00%		7.40%		11.00%
Weighted average discount rate, Financing lease	10.10%		8.60%		10.10%
Operating leases that have not yet commenced	₽ 2,817				$ 31.4
Operating lease revenue	₽ 10,601	$ 118.2	₽ 10,172	₽ 11,873
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues	Revenues	Revenues
Minimum
LEASES
Remaining lease terms , Operating lease	1 year				1 year
Remaining lease terms , Finance lease	1 year				1 year
Operating lease not yet commenced, lease term	5 years				5 years
Lease term	2 years				2 years
Maximum
LEASES
Remaining lease terms , Operating lease	8 years				8 years
Remaining lease terms , Finance lease	18 years				18 years
Operating lease not yet commenced, lease term	10 years				10 years
Lease term	5 years				5 years